Stock Options - Schedule of Stock Options Outstanding (Details) - $ / shares			12 Months Ended
	Jul. 23, 2021	Jun. 14, 2021	Dec. 31, 2021
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			6,770,000
Exercise Price			$ 0.42
Contractual Life(in years)			6 years 11 months 23 days
Exercised Zero Point One Two
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			5,750,713
Exercise Price		$ 0.12	$ 0.12
Forfeited Zero Point One Two
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			67,144
Exercise Price		0.12	$ 0.12
Forfeited Zero Point Four Five
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			210,000
Exercise Price	$ 0.45	0.45	$ 0.45
Forfeited One Point Three One
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			195,000
Exercise Price	$ 1.31	$ 1.31	$ 1.31
Outstanding Options at 0.12 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			6,770,000
Outstanding Options at 0.45 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			1,000,000
Exercise Price			$ 0.12
Contractual Life(in years)			2 months 15 days
Outstanding Options at 1.31 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			5,635,000
Exercise Price			$ 0.45
Contractual Life(in years)			8 years 2 months 12 days
Outstanding Options at 0.2753 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding			135,000
Exercise Price			$ 1.31
Contractual Life(in years)			6 years 3 months 18 days
Options Acquired Zero Point Two Nine
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Options acquired in Merger, Number of Shares			12,992,857
Options acquired in Merger, Exercise Price			$ 0.29
Options acquired in Merger, Weighted Average Remaining Contractual Life			4 years 7 months 9 days